Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Amortization expense	$ 2,380,000	$ 1,780,000
Impairment loss on intangible assets	$ 14,626,083